Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	$ 6,925	$ 3,778	$ 6,925	$ 3,778
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	114	107	110	110
Net remeasurement due to transfers	2		1	(3)
New originations or purchases	4	2	9	5
Net repayments				(1)
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(5)	(14)	(11)
Changes to risk, parameters, and models	42	12	55	23
Disposals	0	0	0	0
Write-offs	(9)	(6)	(16)	(13)
Recoveries	1		2
Foreign exchange and other adjustments	5		5
Balance at end of period	152	110	152	110
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,353	1,194	1,309	1,171
Provision for credit losses	0	0	0	0
Net remeasurement due to transfers	151	6	162	15
New originations or purchases	99	73	177	139
Net repayments	(37)	(33)	(72)	(64)
Derecognition of financial assets (excluding disposals and write-offs)	(38)	(62)	(75)	(123)
Changes to risk, parameters, and models	671	250	958	537
Disposals	0	0	0	0
Write-offs	(346)	(280)	(688)	(586)
Recoveries	58	68	137	128
Foreign exchange and other adjustments	28	13	31	12
Balance, including off-balance sheet instruments, at end of period	1,939	1,229	1,939	1,229
Less: Allowance for off-balance sheet instruments	85	70	85	70
Balance at end of period	1,854	1,159	1,854	1,159
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	2,047	1,889	1,929	1,740
Net remeasurement due to transfers	196	29	230	66
New originations or purchases	55	35	90	65
Net repayments	(7)	3	82	9
Derecognition of financial assets (excluding disposals and write-offs)	(124)	(191)	(281)	(296)
Changes to risk, parameters, and models	1,176	465	1,654	995
Disposals	0	0	0	0
Write-offs	(486)	(443)	(938)	(861)
Recoveries	78	78	162	149
Foreign exchange and other adjustments	65	24	72	22
Balance, including off-balance sheet instruments, at end of period	3,000	1,889	3,000	1,889
Less: Allowance for off-balance sheet instruments	610	798	610	798
Balance at end of period	2,390	1,091	2,390	1,091
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,782	1,608	1,684	1,557
Net remeasurement due to transfers	52	14	65	22
New originations or purchases	209	104	319	213
Net repayments	(25)	(18)	(49)	(27)
Derecognition of financial assets (excluding disposals and write-offs)	(216)	(172)	(446)	(388)
Changes to risk, parameters, and models	1,006	123	1,263	309
Disposals	0	0	0	0
Write-offs	(58)	(40)	(105)	(75)
Recoveries	11	13	29	24
Foreign exchange and other adjustments	64	23	65	20
Balance, including off-balance sheet instruments, at end of period	2,825	1,655	2,825	1,655
Less: Allowance for off-balance sheet instruments	296	237	296	237
Balance at end of period	2,529	1,418	2,529	1,418
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	2,725	1,691	2,725	1,691
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	30	25	28	24
Net remeasurement due to transfers	(2)	(2)	(5)	(6)
New originations or purchases	4	2	9	5
Derecognition of financial assets (excluding disposals and write-offs)	(1)		(2)	(1)
Changes to risk, parameters, and models	3	(1)	(1)	(9)
Disposals	0	0	0	0
Foreign exchange and other adjustments	2		2
Balance at end of period	37	27	37	27
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	4	4	10	17
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(1)	(4)	(2)
Stage 1 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage				(1)
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	728	598	717	599
Provision for credit losses	0	0	0	0
Net remeasurement due to transfers	(20)	(34)	(55)	(68)
New originations or purchases	99	73	177	139
Net repayments	(20)	(22)	(44)	(43)
Derecognition of financial assets (excluding disposals and write-offs)	(22)	(18)	(43)	(38)
Changes to risk, parameters, and models	171	(7)	138	(48)
Disposals	0	0	0	0
Foreign exchange and other adjustments	17	5	18	5
Balance, including off-balance sheet instruments, at end of period	863	647	863	647
Less: Allowance for off-balance sheet instruments	30	26	30	26
Balance at end of period	833	621	833	621
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	50	84	134	167
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(136)	(28)	(172)	(57)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(4)	(7)	(9)
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	952	865	934	819
Net remeasurement due to transfers	(48)	(55)	(110)	(111)
New originations or purchases	55	35	90	65
Net repayments	(18)	(1)	52	38
Derecognition of financial assets (excluding disposals and write-offs)	(29)	(27)	(54)	(47)
Changes to risk, parameters, and models	205	(50)	104	(130)
Disposals	0	0	0	0
Foreign exchange and other adjustments	32	12	35	10
Balance, including off-balance sheet instruments, at end of period	1,127	880	1,127	880
Less: Allowance for off-balance sheet instruments	250	480	250	480
Balance at end of period	877	400	877	400
Stage 1 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	136	164	297	363
Stage 1 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(156)	(55)	(211)	(111)
Stage 1 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(8)	(10)	(16)
Stage 1 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	756	725	736	736
Net remeasurement due to transfers	(14)	(14)	(32)	(27)
New originations or purchases	209	104	319	213
Net repayments	(4)	(5)	(12)	2
Derecognition of financial assets (excluding disposals and write-offs)	(86)	(74)	(167)	(168)
Changes to risk, parameters, and models	294	(31)	300	(64)
Disposals	0	0	0	0
Foreign exchange and other adjustments	28	11	30	11
Balance, including off-balance sheet instruments, at end of period	1,105	717	1,105	717
Less: Allowance for off-balance sheet instruments	127	74	127	74
Balance at end of period	978	643	978	643
Stage 1 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	36	41	78	85
Stage 1 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(113)	(38)	(137)	(68)
Stage 1 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(2)	(10)	(3)
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	3,099	1,297	3,099	1,297
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	28	30	26	34
Net remeasurement due to transfers	4	2	6	3
Net repayments				(1)
Derecognition of financial assets (excluding disposals and write-offs)	(1)	(1)	(2)	(2)
Changes to risk, parameters, and models	25	4	31	12
Disposals	0	0	0	0
Foreign exchange and other adjustments	1		1
Balance at end of period	56	32	56	32
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(4)	(10)	(16)
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	6	3	10	6
Stage 2 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(2)	(6)	(4)
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	440	413	417	392
Provision for credit losses	0	0	0	0
Net remeasurement due to transfers	167	38	210	78
Net repayments	(14)	(8)	(22)	(15)
Derecognition of financial assets (excluding disposals and write-offs)	(10)	(26)	(21)	(52)
Changes to risk, parameters, and models	203	74	267	180
Disposals	0	0	0	0
Foreign exchange and other adjustments	8	5	9	4
Balance, including off-balance sheet instruments, at end of period	860	401	860	401
Less: Allowance for off-balance sheet instruments	55	44	55	44
Balance at end of period	805	357	805	357
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(45)	(80)	(123)	(158)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	151	39	199	78
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(40)	(54)	(76)	(106)
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	728	635	673	580
Net remeasurement due to transfers	241	75	325	154
Net repayments	2	(1)	9	1
Derecognition of financial assets (excluding disposals and write-offs)	(33)	(33)	(62)	(54)
Changes to risk, parameters, and models	667	176	877	409
Disposals	0	0	0	0
Foreign exchange and other adjustments	17	7	20	6
Balance, including off-balance sheet instruments, at end of period	1,530	627	1,530	627
Less: Allowance for off-balance sheet instruments	360	318	360	318
Balance at end of period	1,170	309	1,170	309
Stage 2 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(130)	(155)	(285)	(296)
Stage 2 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	172	72	240	143
Stage 2 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(134)	(149)	(267)	(316)
Stage 2 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	735	705	740	684
Net remeasurement due to transfers	67	27	101	47
Net repayments	(11)	(10)	(19)	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(51)	(73)	(160)	(183)
Changes to risk, parameters, and models	362	127	509	280
Disposals	0	0	0	0
Foreign exchange and other adjustments	25	8	28	7
Balance, including off-balance sheet instruments, at end of period	1,191	755	1,191	755
Less: Allowance for off-balance sheet instruments	123	156	123	156
Balance at end of period	1,068	599	1,068	599
Stage 2 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(35)	(40)	(76)	(82)
Stage 2 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	116	40	145	72
Stage 2 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(17)	(29)	(77)	(48)
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	1,101	790	1,101	790
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	56	52	56	52
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(4)	(10)	(8)
Changes to risk, parameters, and models	14	9	25	20
Disposals	0	0	0	0
Write-offs	(9)	(6)	(16)	(13)
Recoveries	1		2
Foreign exchange and other adjustments	2		2
Balance at end of period	59	51	59	51
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage				(1)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(2)	(6)	(4)
Stage 3 [member] | Residential mortgages [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	3	2	6	5
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	185	183	175	180
Provision for credit losses	0	0	0	0
Net remeasurement due to transfers	4	2	7	5
Net repayments	(3)	(3)	(6)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(6)	(18)	(11)	(33)
Changes to risk, parameters, and models	297	183	553	405
Disposals	0	0	0	0
Write-offs	(346)	(280)	(688)	(586)
Recoveries	58	68	137	128
Foreign exchange and other adjustments	3	3	4	3
Balance, including off-balance sheet instruments, at end of period	216	181	216	181
Balance at end of period	216	181	216	181
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(5)	(4)	(11)	(9)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(15)	(11)	(27)	(21)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	44	58	83	115
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	367	389	322	341
Net remeasurement due to transfers	3	9	15	23
Net repayments	9	5	21	(30)
Derecognition of financial assets (excluding disposals and write-offs)	(62)	(131)	(165)	(195)
Changes to risk, parameters, and models	304	339	673	716
Disposals	0	0	0	0
Write-offs	(486)	(443)	(938)	(861)
Recoveries	78	78	162	149
Foreign exchange and other adjustments	16	5	17	6
Balance, including off-balance sheet instruments, at end of period	343	382	343	382
Balance at end of period	343	382	343	382
Stage 3 [member] | Credit card [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(6)	(9)	(12)	(67)
Stage 3 [member] | Credit card [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(16)	(17)	(29)	(32)
Stage 3 [member] | Credit card [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	136	157	277	332
Stage 3 [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	291	178	208	137
Net remeasurement due to transfers	(1)	1	(4)	2
Net repayments	(10)	(3)	(18)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(79)	(25)	(119)	(37)
Changes to risk, parameters, and models	350	27	454	93
Disposals	0	0	0	0
Write-offs	(58)	(40)	(105)	(75)
Recoveries	11	13	29	24
Foreign exchange and other adjustments	11	4	7	2
Balance, including off-balance sheet instruments, at end of period	529	183	529	183
Less: Allowance for off-balance sheet instruments	46	7	46	7
Balance at end of period	483	176	483	176
Stage 3 [member] | Businesses and government [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(1)	(2)	(3)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(3)	(2)	(8)	(4)
Stage 3 [member] | Businesses and government [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	$ 18	$ 31	$ 87	$ 51